Schedule I - BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Current assets
Cash and cash equivalents	$ 30,826	$ 60,526
Prepayment and other current assets	17,054	10,439
Total current assets	127,876	119,835
Non-current assets
Long-term investment	33,837	43,631
Total non-current assets	201,049	104,716
Total assets	328,925	224,551	$ 148,920
Current liabilities
Accrued expenses and other liabilities	42,141	38,767
Amounts due to subsidiaries		1,648
Bank borrowings	50,975	29,965
Total current liabilities	194,440	128,710
Total liabilities	219,160	151,739
Shareholders' equity
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 500,000,000 shares authorized; 131,854,773 and 133,275,521 shares issued and outstanding at September 30, 2017 and 2018, respectively)	13	13
Additional paid-in capital	21,557	19,097
Accumulated other comprehensive loss	(7,013)	(3,367)
Retained earnings	29,717	33,040
Total equity	44,274	48,783
Total liabilities and equity	328,925	224,551
Parent Company
Current assets
Cash and cash equivalents	2,223	6,021
Prepayment and other current assets	271	271
Amounts due from subsidiaries	8,669	10,272
Total current assets	11,163	16,564
Non-current assets
Long-term investment	2,733	911
Investment in subsidiaries	161,896	150,935
Total non-current assets	164,629	151,846
Total assets	175,792	168,410
Current liabilities
Accrued expenses and other liabilities	1,144	1,521
Amounts due to subsidiaries	79,836	88,141
Bank borrowings	50,538	29,965
Total current liabilities	131,518	119,627
Total liabilities	131,518	119,627
Shareholders' equity
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 500,000,000 shares authorized; 131,854,773 and 133,275,521 shares issued and outstanding at September 30, 2017 and 2018, respectively)	13	13
Additional paid-in capital	21,557	19,097
Accumulated other comprehensive loss	(7,013)	(3,367)
Retained earnings	29,717	33,040
Total equity	44,274	48,783		$ 90,809
Total liabilities and equity	175,792	168,410
Parent Company | Investments In Subsidiaries And Equity Method Investees
Non-current assets
Investment in subsidiaries	$ 161,896	$ 150,935